Deferred Revenue - Schedule of Entrance Fee Receivables (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entrance Fee Receivable [Roll Forward]
Opening balance	$ 73,376	$ 61,273
Current year deferrals provided	53,160	99,960
Receipts applied to entrance fee commitments	(55,273)	(87,857)
Closing balance	$ 71,263	$ 73,376